Stockholders' Equity (Reverse Stock Split) (Narrative) (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Schedule Of Stockholders' Equity [Line Items]
Reverse stock split ratio	0.00667
Transfer of stock and units to permanent equity	$ 46,250,134
Class A Preferred Stock [Member]
Schedule Of Stockholders' Equity [Line Items]
Stock conversion, minimum share price	$ 9.00
Transfer of stock and units to permanent equity	26,800,000
Class B And Class C Preferred Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Transfer of stock and units to permanent equity	$ 19,400,000